Net Income (Loss) per Share - Additional Information (Detail) (Stock Options)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Stock options excluded from the computation of diluted net loss per share	0	395,367	203,170	67,587	1,294,137